SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition , Restricted cash and Fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Number of business models | item	2	2
Obligation to pay interest and late fees, maximum threshold percentage	36.00%	36.00%
Total net revenue	¥ 16,635,645	$ 2,610,495	¥ 13,563,954	¥ 9,219,847
Revenue, net of value-added tax and related surcharges:
Performance obligations	1,637,484		1,195,945
Revenue recognized from performance obligations	210,818		73,394
Taxes excluded from revenues	995,060		795,388	547,344
Restricted cash
Restricted cash related to deposit to the funding banks	¥ 1,986,512		¥ 2,006,874
Operating period	2 years	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, net of value-added tax and related surcharges:
Revenue, remaining performance obligation, Expected timing of satisfaction, period			12 months
Revenue, remaining performance obligation (as a percent)	88.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, net of value-added tax and related surcharges:
Revenue, remaining performance obligation, Expected timing of satisfaction, period	12 months
Revenue, remaining performance obligation (as a percent)			88.00%
Credit driven services
Disaggregation of Revenue [Line Items]
Total net revenue	¥ 10,189,167	$ 1,598,902	¥ 11,403,675	8,013,391
Loan facilitation and servicing fees-capital heavy
Disaggregation of Revenue [Line Items]
Total net revenue	2,326,027	365,004	4,596,555	6,273,131
Revenue from post-facilitation services
Disaggregation of Revenue [Line Items]
Total net revenue	1,399,310	219,582	3,160,457	4,396,300
Revenue from post-origination services
Disaggregation of Revenue [Line Items]
Total net revenue	926,717	145,422	1,436,098	1,876,831
Financing income
Disaggregation of Revenue [Line Items]
Total net revenue	2,184,128	342,737	2,184,180	1,309,616
Releasing of guarantee liabilities
Disaggregation of Revenue [Line Items]
Total net revenue	5,583,135	876,116	4,506,935	285,407
Other services fees.
Disaggregation of Revenue [Line Items]
Total net revenue	95,877	15,045	116,005	145,237
Platform services
Disaggregation of Revenue [Line Items]
Total net revenue	6,446,478	1,011,593	2,160,279	1,206,456
Loan facilitation and servicing fees-capital light
Disaggregation of Revenue [Line Items]
Total net revenue	5,677,941	890,993	1,826,654	814,581
Revenue from loan facilitation services
Disaggregation of Revenue [Line Items]
Total net revenue	4,484,632	703,737	1,416,715	672,982
Revenue from post-origination services
Disaggregation of Revenue [Line Items]
Total net revenue	1,193,309	187,256	409,939	141,599
Referral services
Disaggregation of Revenue [Line Items]
Total net revenue	620,317	97,341	265,300	375,551
Other services fees
Disaggregation of Revenue [Line Items]
Total net revenue	¥ 148,220	$ 23,259	¥ 68,325	¥ 16,324
Loan facilitation service
Disaggregation of Revenue [Line Items]
Number of separate services provided for each loan facilitated | item	3	3
Number of separate performance obligations under ASC 606 | item	2	2
Minimum
Disaggregation of Revenue [Line Items]
Loan terms (In months)	1 month	1 month
Maximum
Disaggregation of Revenue [Line Items]
Loan terms (In months)	36 months	36 months
Loan amount	¥ 500